Income Taxes (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Income tax (expense) benefit	[1]	$ (1,794)	$ 2,567	$ (5,796)	$ 9,985
Effective tax rate percentage		(11.91%)	(20.62%)	(12.66%)	(27.45%)

[1]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.